Other long-term liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other long-term liabilities
Accrued unrecognized tax benefits & surcharge	¥ 44,504	$ 6,097	¥ 44,470
Lease deposit received from hospital			2,000
Convertible Note	20,000	2,740	20,000
Others	3,323	455	2,533
Other long-term liabilities	¥ 67,827	$ 9,292	¥ 69,003